Other Non-current Assets (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2014 item
Other Non-current Assets
Fair value of swaps	$ 664,000	$ 2,472,000
Other assets	1,952,000	883,000
Total	68,506,000	29,120,000
Interest from Fair value unwinding	600,000
Unearned revenue	30,412,000
Revenue	552,091,000	588,117,000	589,009,000
Current portion of unearned revenue	13,719,000	7,305,000
ZIM
Other Non-current Assets
Receivable		25,765,000
Equity participation ZIM	28,693,000
Number of vessels whose charterparties were revised	6			6
Percent of outstanding shares after the restructuring, in exchange for charter rate reductions and cancellation		7.40%
Equity investment in ZIM				28,700,000
Unearned revenue	30,400,000			39,100,000
Current portion of unearned revenue	6,000,000
ZIM | Unsecured interest bearing notes maturing in 2023
Other Non-current Assets
Principal amount of unsecured notes received				49,900,000
ZIM | Unsecured 3% Series 1 ZIM Notes due 2023
Other Non-current Assets
Receivable	6,274,000
Principal amount of unsecured notes received				8,800,000
Interest rate (as a percent)				3.00%
Fair value of notes				6,100,000
Interest from Fair value unwinding	6,300,000
ZIM | Unsecured 5% Series 2 ZIM Notes due 2023
Other Non-current Assets
Receivable	30,923,000
Principal amount of unsecured notes received				41,100,000
Interest rate (as a percent)				5.00%
Interest payable quarterly in cash (as a percent)				3.00%
Interest payable in kind (as a percent)				2.00%
Fair value of notes				30,100,000
Interest from Fair value unwinding	30,900,000
Noncash Interest income	$ 400,000